ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

General Overview

        Hyperdynamics Corporation ("Hyperdynamics," the "Company," "we," "us," and "our") is a Delaware corporation formed in March 1996. Hyperdynamics has two wholly-owned subsidiaries, SCS Corporation Ltd ("SCS"), a Cayman corporation, and HYD Resources Corporation ("HYD"), a Texas corporation. Through SCS, Hyperdynamics focuses on oil and gas exploration offshore the coast of West Africa. Our exploration efforts are pursuant to a Hydrocarbon Production Sharing Contract, as amended (the "PSC"). We refer to the rights granted under the PSC as the "Concession." We began operations in oil and gas exploration, seismic data acquisition, processing, and interpretation in late fiscal 2002.

        As used herein, references to "Hyperdynamics," "Company," "we," "us," and "our" refer to Hyperdynamics Corporation and our subsidiaries, including SCS. The rights in the Concession offshore Guinea are held by SCS.

Status of our Business, Liquidity and Going Concern

        We have no source of operating revenue and there is no assurance when we will, if ever.

        On March 31, 2017 we had $0.6 million in cash, and $2.2 million in accounts payable and accrued expense liabilities, all of which are current liabilities. On March 31, 2017, our net working capital was not sufficient to meet our corporate and project needs and Concession related activities for the quarter ended June 30, 2017; however, the Company completed several financings in the quarter ended June 30, 2017. See Note 8, "Subsequent Events," below for information about capital raising activities undertaken subsequent to March 31, 2017.

        As of the date of filing of the Company's Form 10-Q for the quarter ended March 31, 2017, the Company's trade accounts payable and accrued expenses exceeded its cash balances.

        Following the execution of Amendment No. 1 to the PSC in March 2010 (the "First PSC Amendment") and the receipt of a Presidential Decree in May 2010, we closed on a sale of a 23% gross interest in the Concession to Dana Petroleum, PLC ("Dana"), a subsidiary of the Korean National Oil Corporation. In December 2012, we closed a sale of a 40% gross interest to Tullow Guinea Ltd. ("Tullow"), and Tullow became the Operator on April 1, 2013.

        Pursuant to the terms of sale between Tullow and us, Tullow paid us $26.0 million in cash and Tullow agreed to pay our entire participating interest share of expenditures associated with joint operations in the Concession up to a gross expenditure cap of $100.0 million incurred during the period of our carried interest while drilling the initial exploratory well that began on September 21, 2013. Tullow also agreed to pay our participating interest share of future costs for the drilling of an appraisal well following the initial exploration well, if drilled, up to an additional gross expenditure cap of $100.0 million.

        A planned deepwater exploration well of the Concession during the first half of calendar 2014 was delayed by Tullow upon declaration of Force Majeure in March of 2014 based on the mere existence of the Department of Justice ("DOJ") and Securities and Exchange Commission ("SEC") investigations pursuant to the Foreign Corrupt Practices Act of the United States ("FCPA Investigations"). Tullow withdrew its Force Majeure declaration in May of 2014, but did not resume petroleum operations citing the continued existence of the FCPA Investigations and the Ebola outbreak in Guinea.

        The DOJ investigation ended in May 2015, the SEC investigation ended in September 2015, and the World Health Organization declared Guinea Ebola free on December 29, 2015. Notwithstanding the resolution of the FCPA Investigations, Dana insisted on further specific title assurances from the Government of Guinea. Continued failure to resume petroleum operations by both Tullow and Dana in December 2015 forced us to file legal actions under our Joint Operating Agreement.

        On August 15, 2016, we entered into a Settlement and Release Agreement with Tullow and Dana ("Settlement Agreement") that returned to us 100% of the interest under the PSC, long-lead item property useful in the drilling of an exploratory well, and $0.7 million in cash, in return for a mutual release of all claims. We also agreed to pay Dana a success fee based upon the certified reserves of the Fatala-1 well if it results in a discovery.

        We executed a Second Amendment to the PSC ("Second PSC Amendment") with the Government of Guinea on September 15, 2016, and received a Presidential Decree that gave us a one-year extension to the second exploration period of the PSC to September 22, 2017 ("PSC Extension Period") and became the designated Operator of the Concession.

        In addition to clarifying certain elements of the PSC, we agreed in the Second PSC Amendment to drill one exploratory well to a minimum depth of 2,500 meters below the seabed within the PSC Extension Period (the "Extension Well") with the option of drilling additional wells. Fulfillment of this work obligations exempts us from the expenditure obligations during the PSC Extension Period.

        In turn, we retained an area equivalent to approximately 5,000 square kilometers in the Guinea offshore waters and took on the obligation to provide the Government of Guinea: (1) A parent company guarantee for the well obligation, (2) monthly progress reports and a reconciliation of budget to actual expenditures, (failure to provide the reports and assurances on a timely basis could result in a notice of termination with a 30 day period to cure), and (3) certain guarantees.

        Additionally, we agreed to limit the cost recovery pool to date to our share of expenditures in the PSC since 2009 (estimated to be approximately $165,000,000 net to our interest) and began to move into the territory of Guinea the long lead items we received in the Settlement Agreement that were initially stored in Takoradi, Ghana. The movement of approximately $1.6 million of the $4.1 million of equipment was started on January 29, 2017 and was completed on February 5, 2017. The balance of the material still in Ghana will be moved at a later date. Finally, we agreed to allocate and administer a training budget during the PSC Extension Period for the benefit of the Guinea National Petroleum Office of $250,000 in addition to any unused portion of the training program under Article 10.3 of the PSC. The unused portion of the training program is now estimated to be approximately $292,000.

        In mid-January 2017 we requested and received a notification letter dated January 24, 2017 from the General Director of the National Petroleum Office of the Republic of Guinea, informing us that the Republic of Guinea granted a postponement of our obligation to provide a mutually acceptable security of $5.0 million to February 20, 2017 (originally required by no later than January 21, 2017) as well as a clarification regarding the timing of the security under Article 4.2 of the Second PSC Amendment until the work on the Fatala-1 well is completed. On March 1, 2017, the Republic of Guinea issued a reservation of rights letter asserting that we did not satisfy our obligation to deposit mutually acceptable security of $5.0 million.

        Following the signing of a Tri-Party Protocol on March 10, 2017 (the "Protocol"), with Guinea and South Atlantic Petroleum Limited ("SAPETRO"), a Nigerian independent oil company, we executed a Farm-out Agreement ("Farm-out Agreement") with SAPETRO on March 30, 2017. Under the terms of the Farm-out Agreement, upon closing, SAPETRO received a 50% participating interest in the PSC in exchange for its commitment to pay 50% of the expenditures associated with the Concession, including the drilling of the upcoming Fatala-1 well, (the minimum work program under the PSC). Further, SAPETRO agreed to reimburse us for 50% of the costs previously incurred in preparing for the well since the approval of the Second PSC Amendment. The approximate total amount of such costs is estimated to be $8-10 million depending on the timing of the closing of the Farm-out Agreement.

        As more fully described in Note 8, on April 12, 2017 SCS, SAPETRO and Guinea executed a Third Amendment to the PSC (the "Third PSC Amendment") that was subject to the receipt of a Presidential Decree and the closing of the Farm-out Agreement. We received a Presidential Decree on April 21, 2017. The Third PSC Amendment approves the assignment of 50% of SCS' participating interest in the Guinea concession to SAPETRO and confirms the two companies' rights to explore for oil and gas on a 5,000-square-area of our Concession offshore the Republic of Guinea. It further requires that drilling operations in relation to the Extension Well are to begin no later than May 30, 2017 and amends the security instrument requirements initially agreed under the Second PSC Amendment. In turn, we agreed SAPETRO would put in place a US $5 million security instrument within 30 days from the date of the Presidential Decree.

        On May 21, 2017 we put into force Amendment No.1 to the Offshore Drilling Contract with a subsidiary of Pacific Operations Drilling Limited ("Pacific Amendment"). The Pacific Amendment clarifies the use of the Pacific Scirocco drill ship for the upcoming drilling program offshore Guinea and provides for Special Mobilization and Standby Rate ("SMSR") of $100,000 per day to apply at moment the drill ship enters Guinea territorial waters. It further provides that SMSR ends the later of when Pacific Sirocco receives from SCS a 28 day notice for drilling commencement or July 17, 2017. In consideration for the Drilling Contract Amendment and taking into account certain significant costs incurred by Pacific Scirocco while waiting for SCS to agree terms of the Farm-out Agreement with SAPETRO and the Third Amendment to the Production Sharing Contract between SCS and the Government of the Republic of Guinea, we agreed with Pacific Scirocco Limited ("Pacific") to issue and deliver to Pacific's parent a number of shares of our Common Stock equal to $1,000,000 at a 10 day average market price preceding the date of the agreement to issue the shares.

        The Pacific Sirocco drillship entered Guinea shelf waters as provided by the terms of the Third PSC Amendment on May 21, 2017, which is within the 30 days from the Presidential Decree signing date. It relieves SAPETRO and SCS from an obligation to place a $5 million security instrument with the Government of Guinea. Subsequent to arrival of the Pacific Sirocco in Guinea waters, SCS begins mobilization of additional equipment, materials and supplies on the rig to prepare for spudding the Fatala-1 well, which constitutes the commencement of the drilling operations before May 30, 2017 as required by the Third PSC Amendment.

        In addition, SCS and SAPETRO separately agreed on April 12, 2017, that SCS's "sufficient financing for the Obligation Well Costs" as defined in the Farm-out Agreement will be $15 million in "cash and committed financing to the satisfaction of SAPETRO acting reasonably" in addition to costs already incurred. SAPETRO and SCS further agreed that SAPETRO may elect to pay for a portion of SCS's Fatala-1 well costs so long as SCS is not in default of either the PSC or the Farm-out Agreement and requires credit support. In case SAPETRO makes such payments for a share of SCS's costs of, SCS shall assign to SAPETRO a 2% participating interest in the Concession for each $ 1 million of SCS's costs paid by SAPETRO.

        As more fully described in Note 7 and Note 8, between March 17 and April 26, 2017, we held four closings of a private placement offering (the "Series A Offering") of an aggregate of 1,951 Units of our securities, at a purchase price of $1,000 per Unit. Each "Unit" consisted of (i) one share of the Company's Series A Convertible Preferred Stock, with a Stated Value of $1,040 per share, and (ii) a warrant (the "Investor Warrant") to purchase 223 shares of the Company's common stock, exercisable from issuance until March 17, 2019, at an exercise price of $3.50 per share (subject to adjustment in certain circumstances). At the closings, we issued to the subscribers an aggregate of: (i) 1,951 Units of Series A Preferred Stock and (ii) Investor Warrants to purchase an aggregate of 435,073 shares of common stock with an exercise price of $3.50 per share.

        The Company received an aggregate of $1,951,000 in gross cash proceeds, before deducting placement agent fees and expenses, and legal, accounting and other fees and expenses, in connection with the sale of the Units. We paid the Placement Agent a total of $175,555 of cash fees and issued to the Placement Agent or its designees Placement Agent Warrants to purchase an aggregate of 51,650 shares of common stock.

        The delays have adversely affected our ability to date to explore the Concession and reduced the attractiveness of the Concession to prospective industry participants and financing parties. We have no source of operating revenue, and there is no assurance when we will, if ever. We have no operating cash flows, and absent cash inflows we will not have adequate capital resources to meet our current obligations as they become due, and therefore there is substantial doubt about our ability to continue as a going concern. Our ability to meet our current obligations as they become due and to be able to continue exploration, will depend on obtaining additional resources through sales of additional interests in the Concession, equity or debt financial offerings, or through other means. If we further farm-out additional interests in the Concession, our percentage will decrease. If we enter into equity or debt offerings, the terms of any such arrangements, if made, may not be advantageous and will be dilutive to our shareholders. Our need for additional funding may also be affected by the uncertainties related to petroleum operations and the planned exploratory well.

        No assurance can be given that any of these actions can be completed.

        See Note 8, "Subsequent Events," below for information about other significant events that have occurred subsequent to March 31, 2017.

Principles of consolidation

        The accompanying unaudited condensed consolidated financial statements include the accounts of Hyperdynamics and its direct and indirect wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States and the rules of the Securities and Exchange Commission, and should be read in conjunction with the audited financial statements and notes thereto contained in our Annual Report filed with the SEC on Form 10-K for the year ended June 30, 2016.

        In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements which would substantially duplicate the disclosures contained in the audited financial statements for the most recent fiscal year ended June 30, 2016, as reported in the Form 10-K, have been omitted.

Use of estimates

        The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and expenses at the balance sheet date and for the period then ended. We believe our estimates and assumptions are reasonable; however, such estimates and assumptions are subject to a number of risks and uncertainties that may cause actual results to differ materially from such estimates. The following assumptions underlying these financial statements include:

•	estimates in the calculation of share-based compensation expense,
•	estimates in valuation of warrants derivative liability,
•	estimates made in our income tax calculations,
•	estimates in the assessment of current litigation claims against the Company,
•	estimates and assumptions involved in our assessment of unproved oil and gas properties for impairment, and
•	estimates and assumptions involved in our fair market value assessment of the well construction equipment received in the August 15, 2016 Settlement Agreement with Tullow and Dana.

        We are subject, from time to time, to legal proceedings, claims, and liabilities that arise in the ordinary course of business. We accrue for losses when such losses are considered probable and the amounts can be reasonably estimated.

Cash and cash equivalents

        Cash equivalents are highly liquid investments with an original maturity of three months or less. For the periods presented, we maintained all of our cash in bank deposit accounts which, at times, exceed the federally insured limits.

Earnings per share

        Basic loss per common share has been computed by dividing net loss by the weighted average number of shares of common stock outstanding during each period. In period of earnings, diluted earnings per common share are calculated by dividing net income available to common shareholders by weighted-average common shares outstanding during the period plus weighted-average dilutive potential common shares. Diluted earnings per share calculations assume, as of the beginning of the period, exercise of stock options and warrants using the treasury stock method.

        All potential dilutive securities, including potentially dilutive options, warrants and convertible securities were excluded from the computation of dilutive net loss per common share for the three and nine month periods ended March 31, 2017 and 2016, respectively, because their effects in the computation are antidilutive due to our net loss for those periods.

        Stock options to purchase approximately 1.2 million common shares at an average exercise price of $4.06 were outstanding at March 31, 2017. Using the treasury stock method, had we had net income, approximately 1,158 common shares attributable to our outstanding stock options would have been included in the fully diluted earnings per share for the three-month period ended March 31, 2017 while approximately 1,173 common shares attributable to our outstanding stock options would have been included in the fully diluted earnings per share for the nine-month period ended March 31, 2017.

        Stock options to purchase approximately 1.2 million common shares at an average exercise price of $5.67 were outstanding at March 31, 2016. Using the treasury stock method, had we had net income, approximately 1,182 common shares attributable to our outstanding stock options would have been included in the fully diluted earnings per share for the three-month period ended March 31, 2016 while approximately 958 common shares attributable to our outstanding stock options would have been included in the fully diluted earnings per share for the nine-month period ended March 31, 2016.

Contingencies

        We are subject to legal proceedings, claims and liabilities. We accrue for losses associated with legal claims when such losses are probable and can be reasonably estimated. These accruals are adjusted as additional information becomes available or circumstances change. Legal fees are charged to expense as they are incurred. See Note 6 for more information on legal proceedings and settlements.

Fair Value Measurements

        The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurements and enhance disclosure requirements for fair value measures. The three levels of valuation hierarchy are defined as follows:

•	Level 1—inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
•

Level 2—inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3—inputs to the valuation methodology are unobservable and significant to the fair value measurement.

        As discussed in Note 2, we determined a fair value of the well construction equipment material (Level 3 fair value measurement) that we received at the time of our legal settlement with Tullow and Dana. The fair value estimate was based on the combination of cost and market approaches taking into consideration a number of factors, which included but were not limited to the original cost and the condition of the material and demand for steel and tubulars at the time of measurement. As discussed further below the fair value of the warrants was determined using the Black Scholes option-pricing model. The warrants derivative liability is carried on the balance sheet at its fair value. Significant Level 3 inputs used to calculate the fair value of the warrants include expected volatility, risk-free interest rate and expected dividends.

        Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company has determined that Investor Warrants and Placement Agent Warrants issued in March 2017 qualify as derivative financial instruments. These warrant agreements include provisions designed to protect holders from a decline in the stock price ('down-round' provision) by reducing the exercise price of warrants in the event we issue equity shares at a price lower than the exercise price of the warrants. As a result of this down-round provision, these warrants are considered derivative liabilities and as such, are recorded at fair value at date of issuance and at each reporting date. Change in fair value of derivative instruments during the period are recorded in earnings as "Other income (expense)—Gain (loss) on warrants derivative liability." The change in fair value between preferred stock issuance dates in March 2017 and March 31, 2017 was immaterial.

        The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis as of March 31, 2017 (in thousands).

		Fair Value Measurement at March 31, 2017
	Carrying Value at March 31, 2017
		Level 1	Level 2	Level 3
Warrants derivative liability	$205	$—	$—	$205

        The following describes some of the key inputs into our fair value model as it relates to valuation of warrants.

Expected Volatility

        As the Company's stock has been extremely volatile during 2016-2017 as a result of uncertainty surrounding the Company's target spud date, the expected stock price volatility for the Company's common stock was estimated by taking the average of the observed volatility of daily returns of the Company's stock and the historic price volatility for industry peers based on daily price observations. Industry peers consist of several public companies in the Company's industry which were the same as the comparable companies used in the common stock valuation analysis. The Company intends to continue to consistently apply this process using the same or similar public companies until a statistically significant amount of historical information regarding the volatility of its own share price becomes available, or unless circumstances change such that the identified companies are no longer similar to the Company, in which case, more suitable companies whose share prices are publicly available would be used in the calculation.

Risk-Free Interest Rate

        The risk-free interest rate is based on the zero-coupon U.S. Treasury notes.

Expected Dividend Yield

        The Company does not anticipate paying any dividends on the Common Stock in the foreseeable future and, therefore, uses an expected dividend yield of zero in the Black-Scholes option-valuation model.

New Accounting Pronouncement

        In July 2017, the FASB issued Update No. 2017-11—Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception. For public business entities, the amendments in Part I of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the amendments in Part I of this Update are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted for all entities, including adoption in an interim period. The Company has determined that Investor Warrants and Placement Agent Warrants issued in fiscal year 2017 qualify as derivative financial instruments. These warrant agreements include provisions designed to protect holders from a decline in the stock price ('down-round' provision) by reducing the exercise price of warrants in the event we issue equity shares at a price lower than the exercise price of the warrants. As a result of this down-round provision, these warrants are considered derivative liabilities and as such, are recorded at fair value at date of issuance and at each reporting date. Change in fair value of derivative instruments during the period are recorded in earnings as "Other income (expense)—Gain (loss) on warrants derivative liability." The Company is in the process of evaluating this new update and whether to early adopt this amendment.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Nature of business

        Hyperdynamics Corporation ("Hyperdynamics," the "Company," "we," "us," and "our") is a Delaware corporation formed in March 1996. Hyperdynamics has two wholly-owned subsidiaries, SCS Corporation Ltd (SCS), a Cayman corporation, and HYD Resources Corporation (HYD), a Texas corporation. Through SCS and its wholly-owned subsidiary, SCS Guinea SARL (SCSG), which is a Guinea limited liability company formed under the laws of the Republic of Guinea ("Guinea") located in Conakry, Guinea, Hyperdynamics focuses on oil and gas exploration offshore the coast of West Africa. Our exploration efforts are pursuant to a Hydrocarbon Production Sharing Contract, as amended (the "PSC"). We refer to the rights granted under the PSC as the "Concession." We began operations in oil and gas exploration, seismic data acquisition, processing, and interpretation in late fiscal 2002.

        As used herein, references to "Hyperdynamics," "Company," "we," "us," and "our" refer to Hyperdynamics Corporation and our subsidiaries, including SCS Corporation Ltd ("SCS"). The rights in the Concession offshore Guinea are held by SCS.

Status of our Business

        We have no source of operating revenue and there is no assurance when we will, if ever. On June 30, 2016, we had $10.3 million in cash, and $1.7 million in liabilities, all of which are current liabilities. We plan to use our existing cash to fund our general corporate needs and our expenditures associated with the Concession.

        On December 31, 2012, we closed a sale to Tullow, a subsidiary of Tullow Oil plc, of a 40% gross interest in the Concession. Through June 30, 2016, we held a 37% participating interest, with Dana Petroleum, PLC ("Dana"), which is a subsidiary of the Korean National Oil Corporation, holding the remaining 23% interest in the Concession. We refer to Tullow, Dana and us in the Concession as the "Consortium".

        Pursuant to the Share Purchase Agreement ("Tullow SPA") between Tullow and us, Tullow agreed to pay our entire participating interest share of expenditures associated with joint operations in the Concession up to a gross expenditure cap of $100 million incurred during the carry period that began on September 21, 2013. Additionally, Tullow agreed to pay our participating interest share of future costs for the drilling of an appraisal of the initial exploration well, if drilled, up to a gross expenditure cap of $100 million.

        We signed a non-binding Memorandum of Understanding with the Government of Guinea on August 19, 2016 and a second amendment to the PSC ("2016 Amendment") on September 15, 2016. As more fully described below, the 2016 Amendment gave us a one year extension to the PSC to September 22, 2017 ("PSC Extension Period"). During the PSC Extension Period, we agreed to drill an exploration well to a minimum depth of two thousand five hundred (2,500) meters below the seabed for an estimated amount of forty six million US Dollars ($46,000,000 USD). The projected commencement date of drilling of the exploration well is April 2017 with a currently estimated time to completion of 42 days. Additional exploration wells may be drilled during the PSC Extension Period. If the well is not drilled within the PSC Extension Period, we will owe the Government of Guinea the difference between the actual expenditures related to the well and U.S. $46,000,000. Failure to comply with the drilling and other obligations of the PSC as amended subjects us to financial penalties and a risk of loss of the Concession.

        The continued delays have affected adversely the ability to explore the Concession and reduces the attractiveness of the Concession to prospective industry participants and financing sources. While we currently hold 100% of the Concession, it is unknown whether we will be able to raise the necessary funds to drill the exploratory well during the PSC Extension Period.

        As described in Note 8, SCS filed parallel actions on January 11, 2016, in the United States District Court for the Southern District of Texas and before the American Arbitration Association ("AAA") against Tullow and Dana. The legal actions sought (1) a determination that Tullow and Dana are in breach of their contractual obligations and (2) orders requiring Tullow and Dana to move forward with well drilling activities offshore Guinea. In addition, the arbitration action seeks the damages caused by the repeated delays in well drilling resulting from the activities of Tullow and Dana. On January 28, 2016, the action in the Federal District Court was voluntarily dismissed by us and refiled in District Court in Harris County, Texas (the "Texas District Court"). On February 8, 2016 Tullow and Dana removed the case to Federal District Court. On February 2, 2016, SCS filed an Application for Emergency Arbitrator and Interim Measures of Protection and requested the following relief: (a) expedite discovery prior to the constitution of the arbitral tribunal; (b) provide that the time period permitted by the parties' arbitration agreement for the selection of the arbitrators and the filing of any responsive pleadings or counterclaims be accelerated; (c) require Tullow, as the designated operator under the JOA, to maintain existing "well-planning activities"; (d) require Tullow to undertake and complete certain planning activities; and (e) require Tullow and Dana to join with SCS in completing the negotiation of an acceptable amendment to the PSC and to agree to a process that will result in the execution of the amendment. With the exception of limited relief regarding discovery and agreement by Tullow to maintain certain well plan readiness, the Emergency Arbitrator ruled on February 17, 2016 that SCS is not entitled to the emergency injunctive relief it requested. Further, the Emergency Arbitrator enjoined all parties to the dispute from pursuing parallel Federal District Court proceeding. The Federal District Court action was voluntarily stayed by us on February 12, 2016.

        Subsequently, on August 15, 2016, we entered into a Settlement and Release Agreement with Tullow and Dana ("Settlement and Release") with respect to our dispute in arbitration (American Arbitration Association, Case No: 01-16-0000-0679, styled SCS Corporation Ltd v. Tullow Guinea Ltd. and Dana Petroleum (E&P) Ltd.). Under the Settlement and Release, we released all claims against Tullow and Dana and Tullow and Dana (i) issued to the Government of Guinea a notice of withdrawal from the Concession and PSC effective immediately, (ii) transferred their interest in the long lead items previously purchased by the Consortium in preparation for the drilling of the Fatala well, and agreed to pay net cash of $686,570 to us. We also agreed to pay Dana a success fee based upon the certified reserves of the Fatala well if it results in a discovery. We will record the long lead items and a gain once they have been inspected and appropriately valued.

        The timing and amount of our cash outflows are dependent on a number of factors including: a negative outcome related to any of our legal proceedings, inability to resume petroleum operations or drilling delays, well costs exceeding our carry, or if we have unfavorable well results. As a result, absent cash inflows, there is substantial doubt as to whether we will have adequate capital resources to meet our current obligations as they become due and therefore be able to continue as a going concern. Our ability to meet our current obligations as they become due over the next twelve-months, and to be able to continue exploration, will depend on obtaining additional resources through sales of additional interests in the Concession, equity or debt financings, or through other means, although no assurance can be given that any of these actions can be completed.

Principles of Consolidation

        The accompanying consolidated financial statements include the accounts of Hyperdynamics and its direct and indirect wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States and the rules of the Securities and Exchange Commission (SEC).

Use of Estimates

        The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and expenses at the balance sheet date and for the period then ended. We believe our estimates and assumptions are reasonable; however, such estimates and assumptions are subject to a number of risks and uncertainties that may cause actual results to differ materially from such estimates. Significant estimates and assumptions underlying these financial statements include:

•	estimates in the calculation of share-based compensation expense,
•	estimates made in our income tax calculations,
•	estimates in the assessment of current litigation claims against the company, and
•	estimates and assumptions involved in our assessment of unproved oil and gas properties for impairment.

        We are subject to legal proceedings, claims, and liabilities that arise in the ordinary course of business. We accrue for losses when such losses are considered probable and the amounts can be reasonably estimated.

Cash and cash equivalents

        Cash equivalents are highly liquid investments with an original maturity of three months or less. For the years presented, we maintained all of our cash in bank deposit accounts which, at times, exceed the federally insured limits.

Oil and Gas Properties

Full-Cost Method

        We account for oil and natural gas producing activities using the full-cost method of accounting as prescribed by the SEC. Accordingly, all costs incurred in the acquisition, exploration, and development of oil and natural gas properties, including the costs of abandoned properties, dry holes, geophysical costs and annual lease rentals are capitalized. All selling, general and administrative corporate costs unrelated to drilling activities are expensed as incurred. Sales or other dispositions of oil and natural gas properties are accounted for as adjustments to capitalized costs, with no gain or loss recorded unless the ratio of capitalized costs to proved reserves would significantly change, or to the extent that the sale proceeds exceed our capitalized costs. Depletion of evaluated oil and natural gas properties would be computed on the units of production method based on proved reserves. The net capitalized costs of proved oil and natural gas properties are subject to quarterly impairment tests.

Costs Excluded from Amortization

        Costs associated with unproved properties are excluded from amortization until it is determined whether proved reserves can be assigned to the properties. We review our unproved properties at the end of each quarter to determine whether the costs incurred should be transferred to the amortization base.

        We assess unproved property on a quarterly basis for possible impairment or reduction in value. We assess properties on an individual basis or as a group if properties are individually insignificant. The assessment includes consideration of the following factors, among others: intent to drill; remaining lease term under our concession; geological and geophysical evaluations; drilling results and activity; the assignment of proved reserves; and the economic viability of development if proved reserves are assigned. We assess our unproved properties on a country-by-country basis. During any period in which these factors indicate an impairment, the adjustment is recorded through earnings of the period.

Full-Cost Ceiling Test

        At the end of each quarterly reporting period, the capitalized costs less accumulated amortization and deferred income taxes shall not exceed an amount equal to the sum of the following items: (i) the present value of estimated future net revenues of oil and gas properties (including future development and abandonment costs of wells to be drilled) using prices based on the preceding 12-months' average price based on closing prices on the first day of each month, or prices defined by existing contractual arrangements, discounted at 10%, (ii) the cost of properties not being amortized, and (iii) the lower of cost or estimated fair value of unproved properties included in the costs being amortized, less related income tax effects ("Full-Cost Ceiling Test").

        The calculation of the Full-Cost Ceiling Test is based on estimates of proved reserves. There are numerous uncertainties inherent in estimating quantities of proved reserves and in projecting the future rates of production, timing, and plan of development. The accuracy of any reserves estimate is a function of the quality of available data and of engineering and geological interpretation and judgment. Results of drilling, testing, and production subsequent to the date of the estimate may justify revision of such estimates. Accordingly, reserves estimates are often different from the quantities of oil and natural gas that are ultimately recovered. We have no proved reserves. We recognized a $14.3 million Full-Cost Ceiling test write-down in the year ended June 30, 2016. No Full-Cost Ceiling test write-down was recognized in the year ended June 30, 2015.

Property and Equipment, other than Oil and Gas

        Property and equipment are stated on the basis of historical cost less accumulated depreciation. Depreciation is provided using the straight-line method over the estimated useful lives of the assets, generally three to five years.

Income Taxes

        We account for income taxes in accordance with FASB Accounting Standards Codification ("ASC") 740, "Income Taxes," which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the tax and financial reporting basis of assets and liabilities and for loss and credit carryforwards. Valuation allowances are provided when recovery of deferred tax assets is not considered likely.

        Tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon ultimate settlement. Unrecognized tax benefits are tax benefits claimed in our tax returns that do not meet these recognition and measurement standards. As of June 30, 2016 and 2015, the Company has unrecognized tax benefits totaling $5.5 million.

        Our policy is to recognize potential accrued interest and penalties related to unrecognized tax benefits within income tax expense. For the years ended June 30, 2016 and 2015, we did not recognize any interest or penalties in our consolidated statements of operations, nor did we have any interest or penalties accrued on our consolidated balance sheets at June 30, 2016 and 2015 relating to unrecognized benefits.

        The tax years 2011-2015 remain open to examination for federal income tax purposes and by the other major taxing jurisdictions to which we are subject.

Stock-Based Compensation

        ASC 718, "Compensation-Stock Compensation" requires recognition in the financial statements of the cost of employee services received in exchange for an award of equity instruments over the period the employee is required to perform the services in exchange for the award (presumptively the vesting period). We measure the cost of employee services received in exchange for an award based on the grant-date fair value of the award. We account for non-employee share-based awards based upon ASC 505-50, "Equity-Based Payments to Non-Employees."

Earnings Per Share

        Basic loss per common share has been computed by dividing net loss by the weighted average number of shares of common stock outstanding during each period. In a period of earnings, diluted earnings per common share are calculated by dividing net income available to common shareholders by weighted-average common shares outstanding during the period plus weighted-average dilutive potential common shares. Diluted earnings per share calculations assume, as of the beginning of the period, exercise of stock options and warrants using the treasury stock method.

        All potential dilutive securities, including potentially dilutive options, warrants and convertible securities, if any, were excluded from the computation of dilutive net loss per common share for the years ended June 30, 2016, and 2015, respectively, as their effects are antidilutive due to our net loss for those periods.

        Stock options to purchase approximately 1.0 million common shares at an average exercise price of $5.03 were outstanding at June 30, 2016. Using the treasury stock method, had we had net income, approximately 25 thousand common shares attributable to our outstanding stock options would have been included in the fully diluted earnings per share for the year ended June 30, 2016.

        Stock options to purchase approximately 1.2 million common shares at an average exercise price of $7.43 and warrants to purchase approximately 0.03 million shares of common stock at an average exercise price of $12.64 were outstanding at June 30, 2015. Using the treasury stock method, had we had net income, approximately four hundred common shares attributable to our outstanding stock options would have been included in the fully diluted earnings per share calculation for the year ended June 30, 2015. There would have been no dilution attributable to our outstanding warrants to purchase common shares. Had we had net income, approximately four thousand common shares attributable to restricted stock awards would have been included in the fully diluted earnings per share for the year ended June 30, 2015.

Contingencies

        We are subject to legal proceedings, claims and liabilities. We accrue for losses associated with legal claims when such losses are probable and can be reasonably estimated. These accruals are adjusted as additional information becomes available or circumstances change. Legal fees are charged to expense as they are incurred. See Note 8 for more information on legal proceedings.

Foreign currency gains and losses from current operations

        In accordance with ASC Topic 830, Foreign Currency Matters, the functional currency of our international subsidiaries is the U.S. Dollar. Gains and losses from foreign currency transactions arising from operating assets and liabilities are included in general, administrative and other operating expense, have not been significant. Net foreign currency transaction gains (losses) were ($3) thousand and ($0.1) million for the years ended June 30, 2016 and 2015, respectively.

Subsequent Events

        The Company evaluated all subsequent events from June 30, 2016 through the date of issuance of these financial statements.